Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss), Net of Tax

The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Change in fair value cash flow hedges	Net actuarial gain/(losses)	Unrealized gains/losses available-for sale securities	Accumulated Other Comprehensive Income (loss)
As of December 31, 2014	(331)	627	(2)	(85)	1	210
Other comprehensive income (loss) before reclassifications	(190)	131	(2)	28	(1)	(34)
Amounts reclassified out of accumulated other comprehensive income (loss)	—	—	2	—	—	2
Tax effects	—	—	—	3	—	3
Other comprehensive income (loss)	(190)	131	—	31	(1)	(29)

As of December 31, 2015	(521)	758	(2)	(54)	—	181
Reclassification	521	(521)				—
Other comprehensive income (loss) before reclassifications	—	(124)	—	(22)	6	(140)
Amounts reclassified out of accumulated other comprehensive income (loss)	—	—	(1)	—	—	(1)
Tax effects	—	—	1	(5)	(2)	(6)
Other comprehensive income (loss)	—	(124)	—	(27)	4	(147)

As of December 31, 2016	—	113	(2)	(81)	4	34